Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Sub-classifications of financial information
Assets Fair value	kr 10,304	kr 8,419
Liabilities Fair value	13,187	14,729
Derivatives
Sub-classifications of financial information
Nominal amounts	627,799	531,844
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	2,396	3,192
Liabilities Fair value	2,119	9,464
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	560	1,256
Liabilities Fair value	8,282	2,104
Interest rate-related contracts | Cash-flow hedges
Sub-classifications of financial information
Liabilities Fair value	123
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	423,124	361,160
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	247,039	211,285
Interest rate-related contracts | Derivatives | Cash-flow hedges
Sub-classifications of financial information
Nominal amounts	5,000
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	7,897	5,218
Liabilities Fair value	8,056	3,518
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,026	1,399
Liabilities Fair value	3,829	1,440
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	189,323	157,362
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	29,479	30,902
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	11	2
Liabilities Fair value	2,901	895
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	12,022	9,801
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Assets Fair value		7
Liabilities Fair value	111	852
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	kr 3,330	kr 3,521